Accounting Principles and Policies - Additional Information (Detail) £ in Millions	12 Months Ended
Dec. 31, 2020 GBP (£)
Top of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Lease liability on leases with annual payments	£ 2
Licences and franchises [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20
Amortised brands [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	20
ERP software systems [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	ten years
ERP software systems [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Seven years
Other computer software [member] | Top of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	five years.
Other computer software [member] | Bottom of range [member]
Disclosure of accounting principles and policies [line items]
Estimated useful lives	Three years